Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised February 12, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AIGF-SUM-16-01 1.9880475.100	December 1, 2016

Supplement to the
Fidelity® International Growth Fund
Class I
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AIGFI-SUM-16-01 1.9880476.100	December 1, 2016

Supplement to the
Fidelity® International Growth Fund
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® International Growth Fund has been removed.

IGF-SUM-16-01 1.9880506.100	December 1, 2016